Restructuring And Other Related Charges (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
Restructuring and other related charges recorded for the years ended December 31 by segment were as follows ($ in millions):

	2016	2015	2014
Life Sciences	$40.5	$27.5	$17.5
Diagnostics	62.2	33.6	32.6
Dental	34.3	25.3	21.4
Environmental & Applied Solutions	15.4	11.1	30.8
Total	$152.4	$97.5	$102.3
The table below summarizes the Company’s accrual balance and utilization by type of restructuring cost associated with the 2016 and 2015 actions ($ in millions):

	Employee Severance and Related	Facility Exit and Related	Total
Balance, January 1, 2015	$73.9	$13.0	$86.9
Costs incurred	80.3	17.2	97.5
Paid/settled	(88.6)	(16.3)	(104.9)
Balance, December 31, 2015	65.6	13.9	79.5
Costs incurred	111.0	41.4	152.4
Paid/settled	(131.3)	(43.5)	(174.8)
Balance, December 31, 2016	$45.3	$11.8	$57.1

Schedule of Restructuring Reserve by Type of Cost
These charges are reflected in the following captions in the accompanying Consolidated Statements of Earnings ($ in millions):

	2016	2015	2014
Cost of sales	$25.4	$31.9	$32.1
Selling, general and administrative expenses	127.0	65.6	70.2
Total	$152.4	$97.5	$102.3